Collaboration agreement with Curis, Inc.	12 Months Ended
Mar. 31, 2020
Curis, Inc. [Member]
Collaboration Agreement [Line Items]
Collaboration agreement with Curis, Inc.
33.
Collaboration agreement with Curis, Inc.

On January 18, 2015, Aurigene Discovery Technologies Limited ("Aurigene"), a wholly-owned subsidiary of the parent company, entered into a Collaboration, License and Option Agreement (the "Collaboration Agreement") with Curis, Inc. ("Curis") to discover, develop and commercialize small molecule antagonists for immuno-oncology and precision oncology targets.

Under the Collaboration Agreement, Aurigene has the responsibility for conducting all discovery and preclinical activities, including Investigational New Drug ("IND") enabling studies and providing Phase 1 clinical trial supply, and Curis is responsible for all clinical development, regulatory and commercialization efforts worldwide, excluding India and Russia. The Collaboration Agreement provides that the parties will collaborate exclusively in immuno-oncology for an initial period of approximately two years, with the option for Curis to extend the broad immuno-oncology exclusivity.

As partial consideration for the collaboration, pursuant to a Stock Purchase Agreement dated January 18, 2015, Curis issued to Aurigene 17.1 million shares of its common stock, representing 19.9% of its outstanding common stock immediately prior to the transaction (approximately 16.6% of its outstanding common stock immediately after the transaction). Such shares were initially subject to a lock-up agreement. However, as of March 31, 2017, lock-up restrictions were released on all of the aforementioned 17.1 million shares.

In connection with the issuance of such shares, Curis and Aurigene entered into a Registration Rights Agreement dated January 18, 2015 which provides for certain registration rights with respect to resale of the shares. The common stock of Curis is listed for quotation on the NASDAQ Global Market.

The fair value of the shares of Curis common stock on the date of the Stock Purchase Agreement was Rs.1,452 (U.S.$23.5).

Revenues under the Collaboration Agreement consist of upfront consideration (including the shares of Curis common stock) and the development and commercial milestone payments described below, which are deferred and recognized as revenue over the period for which Aurigene has continuing performance obligations.

Under the Collaboration Agreement, Aurigene is entitled to development and commercial milestone payments as follows:

•	for the first two programs: up to U.S.$52.5 per program, including U.S.$42.5 for approval and commercial milestones, plus pre-specified approval milestone payments for additional indications, if any;
•	for the third and fourth programs: up to U.S.$50 per program, including U.S.$42.5 for approval and commercial milestones, plus pre-specified approval milestone payments for additional indications, if any; and
•	for any program thereafter: up to U.S.$140.5 per program, including U.S.$87.5 for approval and commercial milestones, plus pre-specified approval milestone payments for additional indications, if any.

In addition, Curis has agreed to pay Aurigene royalties, ranging between high single digits to 10%, on its net sales in territories where it commercializes products. Furthermore, Aurigene is entitled to receive a share of Curis’ revenues from sublicenses, which share varies based upon specified factors such as the sublicensed territory, whether the sublicense revenue is royalty based or non-royalty based and, in some cases, the stage of the applicable molecule and product at the time the sublicense is granted.

On September 7, 2016, the Collaboration Agreement was amended to provide for the issuance to Aurigene of approximately 10.2 million additional shares of Curis common stock in lieu of receiving up to U.S.$24.5 of milestone and other payments from Curis that could have become due under the Collaboration Agreement. These shares of Curis common stock are recorded at U.S.$1.84 per share, which is equal to the market price of such shares of common stock on the date of issuance, amounting to an aggregate market value of Rs.1,247 (U.S.$18.8).

These additional shares are also subject to a lock-up agreement, which is similar to the lock-up for the original Curis shares the Company received. However, this lock-up remains effective until September 7, 2018, with shares being released from such lock-up in 25% increments on each of March 7, 2017, September 7, 2017, March 7, 2018 and September 7, 2018, subject to acceleration of release of all the shares in connection with a change of control of Curis. As of March 31, 2019, lock-up restrictions were released on an aggregate of 10.2 million of such additional shares of Curis common stock, representing 100% of the shares which Aurigene received from Curis in 2016.

In May 2018, Curis completed a 1-for-5 reverse stock split of its common stock. After giving effect to such stock split, the total number of Curis equity shares held by the Company is 5.47 million.

The Company has evaluated the transaction under IAS 28, “Investments in associates and Joint Ventures,” and believes that the Company does not have any significant influence with respect to Curis. Accordingly, all of the shares of Curis common stock are classified as instruments at FVTOCI. Accordingly, loss of Rs.2,407 arising from changes in the fair value of such shares of common stock was recognized in other comprehensive income as of March 31, 2020.